Fair Value Measurements (Details) - Schedule of Fair Value Assumptions of Warrants	Sep. 30, 2024	Aug. 30, 2024	Jun. 30, 2024	Mar. 15, 2024
Stock price [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.32		0.37	1.74
Stock price [Member] | Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.32		0.37	1.74
Stock price [Member] | Series C Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		0.37
Stock price [Member] | Series D Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		0.37
Risk free rate [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	3.7		3.6	4.2
Risk free rate [Member] | Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	3.7		3.6	4.2
Risk free rate [Member] | Series C Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		3.6
Risk free rate [Member] | Series D Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		3.6
Expected volatility [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	105		105	82.5
Expected volatility [Member] | Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	105		105	82.5
Expected volatility [Member] | Series C Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		105
Expected volatility [Member] | Series D Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		105
Expected dividend rate [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0		0	0
Expected dividend rate [Member] | Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0		0	0
Expected dividend rate [Member] | Series C Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		0
Expected dividend rate [Member] | Series D Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		0
Exercise Price [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.3274		0.3274	0.75
Exercise Price [Member] | Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.0001		0.0001	0.0001
Exercise Price [Member] | Series C Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		0.3274
Exercise Price [Member] | Series D Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		0.0001